Intangible assets, net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment charges	$ (892)	$ (1,053)
Customer Relationships [Member]
Impairment charges		$ 1,053
Customer Relationships [Member] | Best Day [Member]
Impairment charges	892
Customer Relationships [Member] | Viajes Falabella [member]
Impairment charges	$ 892
Fair Value, Inputs, Level 3 [Member]
Royalty rate	2.50%
Revenue Benchmark [Member] | Customer Concentration Risk [member] | Customer [Member]
Concentration Risk, Percentage	2.00%